Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of March 31, 2026 and 2025, long-term investments comprised of the following:

	March 31,	March 31,
	2026	2025

Investment in Nekcom	$15,364,229	$15,364,229
Investment in MyFirst Tech	1,406,625	-
Investment in Cloudshelf Limited	71,045	71,045
Total	$16,841,899	$15,435,274